Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000248863 [Member] | Petronas Capital Ltd 3 404 4 28 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248863 [Member] | Uruguay Government International Bond 4 975 4 20 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | Indonesia Government International Bond 3 700 10 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | MDGH GMTN RSC Ltd 2 500 6 3 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248863 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248863 [Member] | Czech Republic Government Bond 3 000 3 3 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248863 [Member] | Republic of Poland Government Bond 1 750 4 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248863 [Member] | Mexican Bonos 5 750 3 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248863 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248863 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248863 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248863 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000248863 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248864 [Member] | Petronas Capital Ltd 3 404 4 28 2061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248864 [Member] | Uruguay Government International Bond 4 975 4 20 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | Indonesia Government International Bond 3 700 10 30 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | MDGH GMTN RSC Ltd 2 500 6 3 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248864 [Member] | Qatar Government International Bond 4 750 5 29 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248864 [Member] | Czech Republic Government Bond 3 000 3 3 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248864 [Member] | Republic of Poland Government Bond 1 750 4 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248864 [Member] | Mexican Bonos 5 750 3 5 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248864 [Member] | Brazil Notas do Tesouro Nacional Serie F 10 000 1 1 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248864 [Member] | Republic of South Africa Government Bond 6 500 2 28 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248864 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000248864 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000248864 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248864 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%